OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Accounts Receivables [Abstract]
Government authorities	$ 128	$ 202
Grant receivables	0	153
Prepaid expenses	285	504
Other	613	706
Other receivables	$ 1,026	$ 1,565